Accounts Receivable	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Receivables [Abstract]
ACCOUNTS RECEIVABLE

NOTE 3 – ACCOUNTS RECEIVABLE

At September 30, 2018 and December 31, 2017, accounts receivable consisted of the following:

	September 30, 2018	December 31, 2017
Accounts receivable	$363	$38,279
Less: allowance for doubtful accounts	-	(3,054)
Accounts receivable, net	$363	$35,225

For the nine months ended September 30, 2018 and 2017, bad debt (recovery) expense amounted to $(915) and $0, respectively.

NOTE 3 – ACCOUNTS RECEIVABLE

At December 31, 2017 and 2016, accounts receivable consisted of the following:

	December 31, 2017	December 31, 2016
Accounts receivable	$38,279	$14,362
Less: allowance for doubtful accounts	(3,054)	-
Accounts receivable, net	$35,225	$14,362

For the years ended December 31, 2017 and 2016, bad debt expense amounted to $16,894 and $71,582, respectively.